Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE POOLED TRUST
Entity Central Index Key	0000875352
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000011041 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class A
Trading Symbol	DPREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61	1.15%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 101,753,978
Holdings Count | Holding	239	[2]
Advisory Fees Paid, Amount	$ 258,214
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

C000174774 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class R6
Trading Symbol	DPRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 101,753,978
Holdings Count | Holding	239	[4]
Advisory Fees Paid, Amount	$ 258,214
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

C000011043 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class C
Trading Symbol	DPRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.90%
^	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.90%	[5]
Net Assets	$ 101,753,978
Holdings Count | Holding	239	[6]
Advisory Fees Paid, Amount	$ 258,214
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

C000011044 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class R
Trading Symbol	DPRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$74	1.40%
^	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[7]
Net Assets	$ 101,753,978
Holdings Count | Holding	239	[8]
Advisory Fees Paid, Amount	$ 258,214
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

C000011045 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Institutional Class
Trading Symbol	DPRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$48	0.90%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[9]
Net Assets	$ 101,753,978
Holdings Count | Holding	239	[10]
Advisory Fees Paid, Amount	$ 258,214
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.